March 24, 2021

VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549

Re:	Third Avenue Trust File No. 333-253063

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Third Avenue Trust (the “Trust”), that the form of the Combined Proxy Statement/Prospectus and Statement of Additional Information (“SAI”) that would have been filed under Rule 497(b) or (c) of the 1933 Act would not have differed from the Combined Proxy Statement/Prospectus and SAI dated March 19, 2021 contained in the Pre-Effective Amendment to the Trust's Registration Statement on Form N-14 filed on March 19, 2021 (SEC Accession No. 0001213900-21-016632).

Please contact John P. Falco, Esq. at 215.981.4659, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss Joel Weiss President & CEO

cc:	Mr. T. Richard Keyes Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.